Business Combinations - Schedule of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Beginning balance	$ 1,274	$ 0
Goodwill acquired	705,053	1,274
Ending balance	$ 706,327	$ 1,274